Schedule of transactions and amounts outstanding from related party (Details) - SEK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Trade payables	kr 411,043		kr 265,701
Related Party Navisalma Design [member]
IfrsStatementLineItems [Line Items]
Recharges and rent to Navisalma Design	902
Service fee charges from Navisalma Design	5,565
Trade receivables	325
Trade payables	kr 4,713